Inventory	12 Months Ended
Dec. 31, 2014
Vaporin Inc [Member]
Inventory	NOTE 4 – INVENTORY Inventories consist of the following:
	December 31, 2014	December 31, 2013
Finished goods	$1,173,124	$316,195